Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Amounts Recognized On Consolidated Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ (2,320)	$ (1,934)
Noncurrent liability	(129,705)	(85,016)
Net amount recognized at end of year	(132,025)	(86,950)
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	(2,930)	(4,100)
Noncurrent liability	(26,705)	(41,110)
Net amount recognized at end of year	$ (29,635)	$ (45,210)